Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) Segments shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($) shares	Jan. 01, 2020 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Exchange rates used for translation	6.3757	6.5249		6.3757
Convenience translation rate	6.3726			6.3726
Restricted cash	¥ 4,073,414	¥ 3,484,227		$ 639,208
Cash held in escrow accounts	¥ 1,281,869	¥ 701,673
Acquired of equity interest	10.00%	10.00%	10.00%	10.00%
Impairment of long-lived assets	¥ 0	¥ 0	¥ 4,600
Gain from quality assurance fund			98,400
Decrease to retained earnings	¥ 4,690,951	¥ 2,651,918		$ 736,113	¥ 883,000
Percentage on statutory reserve contribution from net profit	50.00%
Number of reportable segments | Segments	1
Number of geographical segments | Segments	0
Treasury stock, common shares | shares	116,279,765	144,906,570		116,279,765
Appropriations to the general reserve	¥ 152,345	¥ 140,860	61,192
Equity method investment impairment	5,000	0	0
Cumulative effect on retained earnings	4,690,951	2,651,918		$ 736,113	883,000
Registered capital of subsidiary	2,400,000	1,900,000
Cumulative Effect, Period of Adoption, Adjustment [Member]
Summary Of Significant Accounting Policies [Line Items]
Decrease to retained earnings		(882,964)
Cumulative effect on retained earnings		(882,964)
Non-marketable Equity Method Investments [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity method investment impairment	0	33,600	0
Individual Investors With Capped Obligations [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash		1,671,785
Institutional Investors Without Uncapped Obligations [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	2,042,084
Guarantee and Quality Assurance Fund [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	44,035,267		21,794,353
Cash Received From Investors Or Borrowers Not Yet Disbursed [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	81,150	103,453
Cash Received Via Consolidated Trust Not Yet Distributed [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	341,397	482,285
Paid In Capital [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	0	300,000
Cash Received From Borrowers Not Yet Disbursed [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	326,914	225,031
Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Summary Of Significant Accounting Policies [Line Items]
Decrease to retained earnings					882,964
Cumulative effect on retained earnings					¥ 882,964
Grants [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating revenues	30,596	74,104	62,517
Other Income [Member]
Summary Of Significant Accounting Policies [Line Items]
Realized and unrealized gain on short-term investments	91,686	33,189	52,863
Selling and Marketing Expense [Member]
Summary Of Significant Accounting Policies [Line Items]
Advertising and online marketing expenses	¥ 1,569,167	¥ 470,243	¥ 710,203
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, original maturities period	3 months
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Statutory reserve contribution percentage on net profit	10.00%
Beijing Prosper Investment Consulting Co., Ltd [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage to pay service fees by VIE's	100.00%